Financial Instruments And Risk Management - Fair Value Hierarchy (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Balance	$ 60	$ (105)
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Trade receivables
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value	215	74
Accounts Payable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial liabilities, at fair value	(155)	(179)
Level 1
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Balance	20	(53)
Level 1 | Trade receivables
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value	63	21
Level 1 | Accounts Payable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial liabilities, at fair value	(43)	(74)
Level 2
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Balance	40	(52)
Level 2 | Trade receivables
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value	152	53
Level 2 | Accounts Payable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial liabilities, at fair value	$ (112)	$ (105)